21. Fair Value (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule Of Fair Value Assets On Recurring Basis
December 31, 2013	Level 1	Level 2	Total
Assets: (market approach)
U.S. GSE debt securities	$ 0	$29,138,914	$29,138,914
U.S. Government securities	6,049,688	0	6,049,688

December 31, 2012
Assets: (market approach)
U.S. GSE debt securities	$0	$33,785,469	$33,785,469
U.S. Government securities	7,100,590	0	7,100,590

Schedule of Fair Value Assets Nonrecurring Basis
December 31, 2013	Level 2
Assets: (market approach)
Residential mortgage servicing rights	$1,329,079
Impaired loans, net of related allowance	978,892
OREO	1,105,525

December 31, 2012
Assets: (market approach)
Residential mortgage servicing rights	$1,009,623
Impaired loans, net of related allowance	737,274
OREO	1,074,705

Schedule Of Estimated Fair Values Of Financial Instruments

December 31, 2013		Fair	Fair	Fair	Fair
	Carrying	Value	Value	Value	Value
	Amount	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Financial assets:
Cash and cash equivalents	$ 18,330	$18,330	$ 0	$ 0	$ 18,330
Securities held-to-maturity	37,937	0	38,370	0	38,370
Securities available-for-sale	35,189	6,050	29,139	0	35,189
Restricted equity securities	3,633	0	3,633	0	3,633
Loans and loans held-for-sale
Commercial & industrial	55,069	0	346	56,035	56,381
Commercial real estate	154,696	0	1,239	157,843	159,082
Residential real estate - 1st lien	171,498	0	1,689	174,776	176,465
Residential real estate - Jr lien	45,292	0	483	45,785	46,268
Consumer	8,708	0	0	9,130	9,130
Mortgage servicing rights	1,329	0	1,608	0	1,608
Accrued interest receivable	1,778	0	1,778	0	1,778

Financial liabilities:
Deposits
Other deposits	463,160	0	464,220	0	464,220
Brokered deposits	18,393	0	18,401	0	18,401
Repurchase agreements	29,645	0	29,645	0	29,645
Capital lease obligations	711	0	711	0	711
Subordinated debentures	12,887	0	12,880	0	12,880
Accrued interest payable	75	0	75	0	75

December 31, 2012		Fair	Fair	Fair	Fair
	Carrying	Value	Value	Value	Value
Financial assets:	Amount	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)

Cash and cash equivalents	$ 29,882	$29,882	$ 0	$ 0	$ 29,882
Securities held-to-maturity	41,866	0	42,291	0	42,291
Securities available-for-sale	40,886	7,101	33,785	0	40,886
Restricted equity securities	4,021	0	4,021	0	4,021
Loans and loans held-for-sale
Commercial & industrial	48,819	0	435	49,441	49,876
Commercial real estate	138,166	0	1,763	139,175	140,938
Residential real estate - 1st lien	169,424	0	1,507	175,559	177,066
Residential real estate - Jr lien	46,661	0	271	47,484	47,755
Consumer	10,495	0	0	11,079	11,079
Mortgage servicing rights	1,010	0	1,010	0	1,010
Accrued interest receivable	1,751	0	1,751	0	1,751

Financial liabilities:
Deposits
Other deposits	460,939	0	463,168	0	463,168
Brokered deposits	14,558	0	14,559	0	14,559
Federal funds purchased and other borrowed funds	6,000	0	6,004	0	6,004
Repurchase agreements	34,150	0	34,150	0	34,150
Capital lease obligations	775	0	775	0	775
Subordinated debentures	12,887	0	13,158	0	13,158
Accrued interest payable	93	0	93	0	93